Capital Assets (Schedule) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 1,568,437	$ 1,294,338
Accumulated amortization	640,919	518,280
Net book value	927,518	776,058
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	146,044	129,582
Accumulated amortization	0	0
Net book value	146,044	129,582
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	251,157	189,859
Accumulated amortization	55,100	43,146
Net book value	196,057	146,713
Vehicles And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	814,371	664,157
Accumulated amortization	389,810	315,971
Net book value	424,561	348,186
Containers And Compactors [Member]
Property, Plant and Equipment [Line Items]
Cost	325,212	284,720
Accumulated amortization	173,314	141,497
Net book value	151,898	143,223
Furniture Fixtures And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	31,653	26,020
Accumulated amortization	22,695	17,666
Net book value	$ 8,958	$ 8,354